UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [  ];  Amendment Number:
This Amendment  (Check only one.):  [  ]  is a restatement.
				     [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Nelson, Benson, & Zellmer, Inc.
Address: 	3200 Cherry Creek South Drive
Suite 730
Denver, CO  80209

13F File Number:   28-1360

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas Herrington
Title:		Senior Vice President
Phone:		303-778-6800
Signature, Place, and Date of Signing:

	Thomas Herrington	Denver, Colorado	January 16, 2002

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	107

Form 13F Information Table Value Total:	105944



List of Other included Managers:

  No. 	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AOL Time Warner Inc.           COM              00184a105       62     1942 SH       SOLE                     1942
                                                              1196    37262 SH       DEFINED                 37262
Abbott Laboratories Inc.       COM              002824100       45      800 SH       SOLE                      800
                                                               633    11360 SH       DEFINED                 11360
Alltel Corp.                   COM              020039103      210     3400 SH       DEFINED                  3400
American Home Products         COM              026609107     1203    19600 SH       DEFINED                 19600
American Int'l Group Inc.      COM              026874107      435     5475 SH       SOLE                     5475
                                                              2605    32814 SH       DEFINED                 32814
Amgen Inc.                     COM              031162100      301     5325 SH       SOLE                     5325
                                                              1547    27410 SH       DEFINED                 27410
Anheuser Busch Co.             COM              035229103      832    18400 SH       DEFINED                 18400
Avon Products Inc.             COM              054303102      513    11030 SH       SOLE                    11030
                                                              2043    43930 SH       DEFINED                 43930
Banc One Corp.                 COM              059438101      340     8701 SH       DEFINED                  8701
Cardinal Health Inc.           COM              14149Y108      384     5939 SH       SOLE                     5939
                                                              1103    17057 SH       DEFINED                 17057
ChevronTexaco Corp.            COM              166764100      621     6925 SH       DEFINED                  6925
Citigroup Inc.                 COM              172967101      698    13821 SH       SOLE                    13821
                                                              3273    64840 SH       DEFINED                 64840
Computer Sciences Corp.        COM              205363104       57     1170 SH       SOLE                     1170
                                                               561    11460 SH       DEFINED                 11460
Conoco Inc.                    COM              208251504      283    10000 SH       DEFINED                 10000
EMC Corp.                      COM              268648102        7      550 SH       SOLE                      550
                                                               297    22130 SH       DEFINED                 22130
El Paso Corporation            COM              28336l109      416     9100 SH       SOLE                     9100
                                                              2345    51290 SH       DEFINED                 51290
Electronic Data Systems Corp.  COM              285661104      117     1700 SH       SOLE                     1700
                                                              2028    29585 SH       DEFINED                 29585
Eli Lilly and Co.              COM              532457108      217     2766 SH       DEFINED                  2766
Exxon Mobil Corp.              COM              30231g102      446    11356 SH       SOLE                    11356
                                                              2820    71760 SH       DEFINED                 71760
First Data Corp.               COM              319963104       78     1000 SH       SOLE                     1000
                                                               499     6365 SH       DEFINED                  6365
Fiserv Inc.                    COM              337738108      158     3740 SH       SOLE                     3740
                                                              1247    29455 SH       DEFINED                 29455
General Electric Co.           COM              369604103      350     8730 SH       SOLE                     8730
                                                              5166   128900 SH       DEFINED                128900
Goldman Sachs Group            COM              38141G104      114     1225 SH       SOLE                     1225
                                                              1438    15500 SH       DEFINED                 15500
Health Management Associates   COM              421933102      372    20200 SH       SOLE                    20200
                                                              1220    66300 SH       DEFINED                 66300
Home Depot Inc.                COM              437076102      500     9800 SH       SOLE                     9800
                                                              2582    50625 SH       DEFINED                 50625
International Business Machine COM              459200101      655     5415 SH       SOLE                     5415
                                                              3039    25122 SH       DEFINED                 25122
Johnson & Johnson              COM              478160104      523     8850 SH       SOLE                     8850
                                                              3126    52895 SH       DEFINED                 52895
MBNA Corp.                     COM              55262L100      124     3530 SH       SOLE                     3530
                                                              2760    78399 SH       DEFINED                 78399
Marsh & McLennan Cos.          COM              571748102      489     4550 SH       SOLE                     4550
                                                              2720    25315 SH       DEFINED                 25315
Medtronic Inc.                 COM              585055106      417     8140 SH       SOLE                     8140
                                                              1388    27105 SH       DEFINED                 27105
Merck & Co.                    COM              589331107      378     6430 SH       SOLE                     6430
                                                              2243    38140 SH       DEFINED                 38140
Merrill Lynch & Co.            COM              590188108       51      980 SH       SOLE                      980
                                                               910    17465 SH       DEFINED                 17465
Minnesota Mining & Mfg         COM              604059105      414     3500 SH       SOLE                     3500
                                                              2003    16945 SH       DEFINED                 16945
Northern Trust Corp.           COM              665859104      317     5270 SH       SOLE                     5270
                                                              1128    18735 SH       DEFINED                 18735
Omnicom Group Inc.             COM              681919106       63      700 SH       SOLE                      700
                                                              1471    16460 SH       DEFINED                 16460
Oracle Corp.                   COM              68389x105       65     4720 SH       SOLE                     4720
                                                               961    69585 SH       DEFINED                 69585
Pepsico, Inc.                  COM              713448108      518    10630 SH       SOLE                    10630
                                                              2289    47020 SH       DEFINED                 47020
Pfizer Inc.                    COM              717081103      407    10225 SH       SOLE                    10225
                                                              2622    65806 SH       DEFINED                 65806
Procter & Gamble Co.           COM              742718109       55      700 SH       SOLE                      700
                                                               902    11405 SH       DEFINED                 11405
SBC Communications Inc.        COM              78387G103      509    12993 SH       DEFINED                 12993
Safeway Inc.                   COM              786514208      343     8210 SH       SOLE                     8210
                                                              2248    53850 SH       DEFINED                 53850
Schlumberger Ltd.              COM              806857108       66     1210 SH       SOLE                     1210
                                                               673    12240 SH       DEFINED                 12240
State Street Boston Corp.      COM              857477103      167     3200 SH       SOLE                     3200
                                                              2767    52960 SH       DEFINED                 52960
Sun Microsystems               COM              866810104       37     2975 SH       SOLE                     2975
                                                              1103    89690 SH       DEFINED                 89690
Supervalu Inc.                 COM              868536103      212     9600 SH       DEFINED                  9600
Sysco Corp.                    COM              871829107      296    11300 SH       SOLE                    11300
                                                              1552    59185 SH       DEFINED                 59185
Target Corp.                   COM              87612e106      452    11000 SH       SOLE                    11000
                                                              1780    43360 SH       DEFINED                 43360
Tennant Co.                    COM              880345103     3892   104894 SH       DEFINED                104894
Texas Instruments Inc.         COM              882508104       32     1150 SH       SOLE                     1150
                                                               893    31905 SH       DEFINED                 31905
Tyco International Ltd.        COM              902124106      507     8600 SH       SOLE                     8600
                                                              2791    47380 SH       DEFINED                 47380
United Parcel Service          COM              911312106      450     8250 SH       SOLE                     8250
                                                              2050    37620 SH       DEFINED                 37620
Viacom Inc.                    COM              925524308      203     4602 SH       DEFINED                  4602
Wal Mart Stores Inc.           COM              931142103      138     2400 SH       SOLE                     2400
                                                                93     1615 SH       DEFINED                  1615
Walgreen Co.                   COM              931422109      426    12650 SH       SOLE                    12650
                                                              4290   127448 SH       DEFINED                127448
Walt Disney Co.                COM              254687106       14      660 SH       SOLE                      660
                                                               238    11500 SH       DEFINED                 11500
Wells Fargo Bank               COM              949746101      843    19384 SH       DEFINED                 19384
Worldcom Inc.                  COM              98157d106       81     5760 SH       SOLE                     5760
                                                              1083    76910 SH       DEFINED                 76910
Wrigley Wm Jr. Co.             COM              982526105      378     7368 SH       DEFINED                  7368
Xcel Energy Inc.               COM              98389b100       30     1085 SH       SOLE                     1085
                                                               812    29270 SH       DEFINED                 29270
St. Mary Ld & Expl Co.                          792228108     1095    51672 SH       DEFINED                 51672
Butler Manufacturing Co.                        123655102        0    11378 SH       DEFINED                 11378